LEASE LIABILITIES (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
LEASE LIABILITIES
Lease obligations, beginning	$ 2,824,493	$ 4,913,979
Additions	0	0
Interest expense	335,184	473,136
Lease payments	(758,676)	(1,023,517)
Extinguishment of the lease liability	0	(1,598,497)
Foreign exchange translation	70,197	59,392
Lease obligations, end	2,471,198	2,824,493
Current	435,276	419,529
Long-term	2,035,922	2,404,964
Totals	$ 2,471,198	$ 2,824,493